Supplemental Oil And Gas Information - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2013 Bcfe	Dec. 31, 2012 Bcfe
MRD [Member] | WildHorse Resources, LLC [Member]
Reserve Quantities [Line Items]
Extensions and discoveries	148.6	43.5
MEMP [Member] | Multiple Acquisition [Member]
Reserve Quantities [Line Items]
Purchase of minerals in place		224.2
MEMP [Member] | Goodrich Acquisition [Member]
Reserve Quantities [Line Items]
Purchase of minerals in place		148.9
Stanolind And Propel Energy [Member] | Multiple Acquisition [Member]
Reserve Quantities [Line Items]
Purchase of minerals in place		43.6
Stanolind And Propel Energy [Member] | Menemsha Acquisition [Member]
Reserve Quantities [Line Items]
Purchase of minerals in place		23.9
Stanolind And Propel Energy [Member] | Natural Gas Partners [Member]
Reserve Quantities [Line Items]
Purchase of minerals in place		19.0